SUBSEQUENT EVENTS (Details Narrative) $ in Thousands				1 Months Ended
	Mar. 05, 2024 USD ($)	Mar. 02, 2024 CAD ($)	Jan. 12, 2024 USD ($)	Feb. 03, 2024 shares	Jan. 17, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Secured note					$ 500,000
Warrants purchase | shares				23,270,249
Warrants exercise, value		$ 6,300
Contributed amount	$ 6,000,000
Forecast [Member] | Grown Rogue Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Total consideration			$ 1,525,000